LONG-TERM DEBT - Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Expense [Abstract]
Capitalized interest	$ (186)	$ (124)	$ (173)
Amortization and other financial charges	55	48	67
Interest expense	2,333	2,265	2,069
Interest payments, net of interest capitalized	2,295	2,156	1,987
Short-term debt
Interest Expense [Abstract]
Interest on debt	106	73	33
Long-term debt (excluding junior subordinated notes)
Interest Expense [Abstract]
Interest on debt	1,931	1,877	1,794
Junior subordinated notes
Interest Expense [Abstract]
Interest on debt	$ 427	$ 391	$ 348